Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

As at	December 31, 2019	December 31, 2018
Balance, beginning of year	$4,068.2	$817.3
Provisions on assets	—	(124.2)
Business acquisition (note 3)	—	3,196.4
Adjustment to goodwill on business acquisition (note 3)	92.2	—
Goodwill included in dispositions (note 4)	(29.1)	—
Reclassified to assets held for sale (note 5)	(1.0)	—
Foreign exchange translation	(188.2)	178.7
Balance, end of year	$3,942.1	$4,068.2